                                Nationwide(R) VLI
                               Separate Account-4
                                December 31, 1998


   [THE BEST OF AMERICA LOGO]
America's FUTURE Life Series(SM)

                                                                             '98
                                                                   ANNUAL REPORT


                                                       [NATIONWIDE LOGO]
                                               Nationwide Life Insurance Company
                                                  Home Office: Columbus, Ohio

VLOB-0161-A (12/98)

                                 [NATIONWIDE LOGO]
                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220


                           [PHOTO OF JOSEPH J. GASPER]

                               PRESIDENT'S MESSAGE

We at Nationwide Life Insurance Company are pleased to bring you the 1998 annual report of the Nationwide VLI Separate Account-4.

Equity markets again defied the odds in 1998 to tally a fourth straight year of double-digit gains, as measured by the major indices. This surprise came following the breathtaking correction during the third quarter that gave us a broad double-digit retreat. Fixed income investments also provided respectable returns in 1998, supported by the continued low inflationary environment and favorable Federal Reserve actions.

The performance of the American economy continues strong into 1999. However, we believe the persisting slump in Asia and recent difficulties in Latin America will inevitably take their toll and dampen growth in the United States. This moderation, we think, will be healthy for our economy and get us back to a more sustainable growth level. We look for interest rates to continue within the range of the recent past, and we expect inflation to remain subdued. Moreover, we remain optimistic about long-term prospects for U.S. business activity; holders of financial assets should continue to profit from the anticipated favorable investment climate.

We are pleased you have chosen our Company to provide the investment products and services to help you meet your retirement savings and financial planning goals.


                              /s/ Joseph J. Gasper
                              ---------------------
                           Joseph J. Gasper, President
                                February 16, 1999

                        NATIONWIDE VLI SEPARATE ACCOUNT-4

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 1998

ASSETS:
   Investments at market value:
      American Century VP - American Century VP Income & Growth (ACVPIncGr)
         182,077 shares (cost $1,109,477) ..........................................   $  1,234,484
      American Century VP - American Century VP International (ACVPInt)
         325,182 shares (cost $2,318,120) ..........................................      2,477,888
      American Century VP - American Century VP Value (ACVPValue)
         93,159 shares (cost $598,683) .............................................        626,960
      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
         44,142 shares (cost $1,263,578) ...........................................      1,371,933
      Dreyfus Stock Index Fund (DryStkIx)
         442,059 shares (cost $12,920,739) .........................................     14,375,758
      Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)
         42,881 shares (cost $1,397,683) ...........................................      1,548,425
      Fidelity VIP - Equity-Income Portfolio - Service Class (FidVIPEI)
         227,239 shares (cost $5,320,426) ..........................................      5,769,608
      Fidelity VIP - Growth Portfolio - Service Class (FidVIPGr)
         79,605 shares (cost $3,087,212) ...........................................      3,567,896
      Fidelity VIP - High Income Portfolio - Service Class (FidVIPHI)
         306,210 shares (cost $3,487,179) ..........................................      3,524,474
      Fidelity VIP - Overseas Portfolio - Service Class (FidVIPOv)
         53,655 shares (cost $1,006,403) ...........................................      1,074,716
      Fidelity VIP-II - Contrafund Portfolio - Service Class (FidVIPCon)
         194,290 shares (cost $4,096,142) ..........................................      4,744,555
      Fidelity VIP-III - Growth Opportunities Portfolio - Service Class (FidVIPGrOp)
         105,845 shares (cost $2,156,825) ..........................................      2,419,625
      Morgan Stanley - Emerging Markets Debt Portfolio (VKMSEmMkt)
         25,820 shares (cost $164,824) .............................................        157,501
      Nationwide SAT - Balanced Fund (NSATBal)
         69,134 shares (cost $708,627) .............................................        731,433
      Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
         237,441 shares (cost $5,844,303) ..........................................      6,313,569
      Nationwide SAT - Equity Income Fund (NSATEqInc)
         21,275 shares (cost $229,007) .............................................        244,028
      Nationwide SAT - Global Equities Fund (NSATGlobEq)
         42,042 shares (cost $455,810) .............................................        493,998
      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         401,958 shares (cost $4,783,321) ..........................................      4,698,885
      Nationwide SAT - High Income Bond Fund (NSATHIncBd)
         96,723 shares (cost $963,155) .............................................        971,097
      Nationwide SAT - Money Market Fund (NSATMyMkt)
         21,598,475 shares (cost $21,598,475) ......................................     21,598,475

      Nationwide SAT - Multi Sector Bond Fund (NSATMSecBd)
         93,944 shares (cost $921,749) .............................................        922,530
      Nationwide SAT - Select Advisers Mid Cap Fund (NSATMidCap)
         27,354 shares (cost $268,890) .............................................        298,705
      Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
         108,781 shares (cost $913,731) ............................................      1,032,333
      Nationwide SAT - Small Company Fund (NSATSmCo)
         100,590 shares (cost $1,477,476) ..........................................      1,610,450
      Nationwide SAT - Strategic Growth Fund (NSATStrGro)
         36,588 shares (cost $379,237) .............................................        428,084
      Nationwide SAT - Strategic Value Fund (NSATStrVal)
         34,188 shares (cost $302,102) .............................................        345,983
      Nationwide SAT - Total Return Fund (NSATTotRe)
         450,747 shares (cost $8,009,908) ..........................................      8,293,744
      Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard)
         53,552 shares (cost $658,273) .............................................        741,159
      Neuberger & Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr)
         73,728 shares (cost $1,019,587) ...........................................      1,195,872
      Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)
         219,668 shares (cost $3,903,184) ..........................................      4,158,317
      Oppenheimer VAF - Aggressive Growth Fund (OppAggGro)
         25,508 shares (cost $988,141) .............................................      1,143,545
      Oppenheimer VAF - Growth Fund (OppGro)
         55,781 shares (cost $1,790,387) ...........................................      2,045,484
      Oppenheimer VAF - Growth & Income Fund (OppGrInc)
         79,472 shares (cost $1,547,267) ...........................................      1,627,592
      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
         40,617 shares (cost $270,845) .............................................        289,192
      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         16,765 shares (cost $156,341) .............................................        154,239
      Van Kampen American Capital LIT -
      Morgan Stanley Real Estate Securities Portfolio (VKMSRESec)
         52,116 shares (cost $689,806) .............................................        717,112
      Warburg Pincus Trust - Growth & Income Portfolio (WPGrInc)
         62,712 shares (cost $714,061) .............................................        719,931
      Warburg Pincus Trust - International Equity Portfolio (WPIntEq)
         54,415 shares (cost $567,694) .............................................        598,018
      Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap)
         15,798 shares (cost $156,142) .............................................        186,103
                                                                                       ------------
            Total investments ......................................................    104,453,701
   Accounts receivable .............................................................      3,536,003
                                                                                       ------------
            Total assets ...........................................................    107,989,704
ACCOUNTS PAYABLE ...................................................................              -
                                                                                       ------------
CONTRACT OWNERS' EQUITY (NOTE 7) ...................................................   $107,989,704
                                                                                       ============


See accompanying notes to financial statements.

                      NATIONWIDE VLI SEPARATE ACCOUNT - 4
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
     For the Period February 18, 1998 (commencement of operations) Through
                               December 31, 1998

                                                                   Total       ACVPIncGr         ACVPInt       ACVPValue
                                                                   -----       ---------         -------       ---------
Investment activity:
Reinvested dividends ...................................  $      795,996           5,125             355             169
Mortality and expense charges (note 3) .................          (7,523)            (86)           (173)            (44)
                                                          --------------       ---------       ---------         -------
  Net investment income ................................         788,473           5,039             182             125
                                                          --------------       ---------       ---------         -------

Proceeds from mutual fund shares sold ..................      61,803,110          60,422         613,620         216,392
Cost of mutual fund shares sold ........................     (62,074,770)        (58,667)       (614,510)       (220,562)
                                                          --------------       ---------       ---------         -------
  Realized gain (loss) on investments ..................        (271,660)          1,755            (890)         (4,170)
Change in unrealized gain (loss) on investments ........       6,208,890         125,007         159,768          28,277
                                                          --------------       ---------       ---------         -------
  Net gain (loss) on investments .......................       5,937,230         126,762         158,878          24,107
                                                          --------------       ---------       ---------         -------
Reinvested capital gains ...............................         597,466               -           3,644           1,997
                                                          --------------       ---------       ---------         -------
    Net increase (decrease) in contract owners'
      equity resulting from operations .................       7,323,169         131,801         162,704          26,229
                                                          --------------       ---------       ---------         -------
Equity transactions:
Purchase payments received from
  contract owners ......................................     106,894,981         168,731         489,914         218,019
Transfers between funds ................................               -         959,762       1,905,042         409,201
Surrenders .............................................        (205,540)            (64)              -             (20)
Death benefits                                                         -               -               -               -
Policy loans (net of repayments) (note 5) ..............      (1,093,563)              -          (2,833)         (1,893)
Deductions for surrender charges (note 2d) .............          (2,405)             (1)              -               -
Redemptions to pay cost of insurance
  charges and administration charges
  (notes 2b and 2c) ....................................      (4,765,148)        (23,721)        (73,254)        (23,676)
Deductions for asset charges (note 3) ..................        (161,790)         (1,072)         (2,800)           (900)
                                                          --------------       ---------       ---------         -------
    Net equity transactions ............................     100,666,535       1,103,635       2,316,069         600,731
                                                          --------------       ---------       ---------         -------

Net change in contract owners' equity ..................     107,989,704       1,235,436       2,478,773         626,960
Contract owners' equity beginning of period ............               -               -               -               -
                                                          --------------       ---------       ---------         -------
Contract owners' equity end of period ..................  $  107,989,704       1,235,436       2,478,773         626,960
                                                          ==============       =========       =========         =======

                                                          DrySRGro         DryStkIx        DryCapAp        FidVIPEI
                                                          --------         --------        --------        --------
Investment activity:
Reinvested dividends ...................................     2,114           64,671           7,616               -
Mortality and expense charges (note 3) .................       (96)          (1,001)           (108)           (402)
                                                         ---------       ----------       ---------       ---------
  Net investment income ................................     2,018           63,670           7,508            (402)
                                                         ---------       ----------       ---------       ---------

Proceeds from mutual fund shares sold ..................   292,403        2,855,607         191,690       1,186,510
Cost of mutual fund shares sold ........................  (279,293)      (2,928,820)       (192,584)     (1,221,597)
                                                         ---------       ----------       ---------       ---------
  Realized gain (loss) on investments ..................    13,110          (73,213)           (894)        (35,087)
Change in unrealized gain (loss) on investments ........   108,355        1,455,019         150,742         449,182
                                                         ---------       ----------       ---------       ---------
  Net gain (loss) on investments .......................   121,465        1,381,806         149,848         414,095
                                                         ---------       ----------       ---------       ---------
Reinvested capital gains ...............................    47,900           12,311               -               -
                                                         ---------       ----------       ---------       ---------
    Net increase (decrease) in contract owners'
      equity resulting from operations .................   171,383        1,457,787         157,356         413,693
                                                         ---------       ----------       ---------       ---------
Equity transactions:
Purchase payments received from
  contract owners ......................................   544,259        3,047,695         381,182       1,622,388
Transfers between funds ................................   721,262       10,358,645       1,070,054       3,964,871
Surrenders .............................................       (97)            (430)            (44)           (401)
Death benefits .........................................         -                -               -               -
Policy loans (net of repayments) (note 5) ..............    (1,497)          (9,416)           (289)         (6,242)
Deductions for surrender charges (note 2d) .............        (1)              (5)             (1)             (5)
Redemptions to pay cost of insurance
  charges and administration charges
  (notes 2b and 2c) ....................................   (61,633)        (463,310)        (58,099)       (217,638)
Deductions for asset charges (note 3) ..................    (1,748)         (16,396)         (1,734)         (7,304)
                                                         ---------       ----------       ---------       ---------
    Net equity transactions ............................ 1,200,545       12,916,783       1,391,069       5,355,669
                                                         ---------       ----------       ---------       ---------

Net change in contract owners' equity .................. 1,371,928       14,374,570       1,548,425       5,769,362
Contract owners' equity beginning of period ............         -                -               -               -
                                                         ---------       ----------       ---------       ---------
Contract owners' equity end of period .................. 1,371,928       14,374,570       1,548,425       5,769,362
                                                         =========       ==========       =========       =========

                      NATIONWIDE VLI SEPARATE ACCOUNT - 4
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
     For the Period February 18, 1998 (commencement of operations) Through
                               December 31, 1998

                                                                FidVIPGr        FidVIPHI        FidVIPOv       FidVIPCon
                                                                --------        --------        --------       ---------
Investment activity:
Reinvested dividends .................................... $            -               -               -               -
Mortality and expense charges (note 3) ..................           (249)           (245)            (75)           (330)
                                                          --------------       ---------       ---------       ---------
  Net investment income .................................           (249)           (245)            (75)           (330)
                                                          --------------       ---------       ---------       ---------

Proceeds from mutual fund shares sold ...................        759,197         848,212         528,529         974,276
Cost of mutual fund shares sold .........................       (750,697)       (901,996)       (553,402)       (947,452)
                                                          --------------       ---------       ---------       ---------
  Realized gain (loss) on investments ...................          8,500         (53,784)        (24,873)         26,824
Change in unrealized gain (loss) on investments .........        480,684          37,295          68,313         648,413
                                                          --------------       ---------       ---------       ---------
  Net gain (loss) on investments ........................        489,184         (16,489)         43,440         675,237
                                                          --------------       ---------       ---------       ---------
Reinvested capital gains ................................              -               -               -               -
                                                          --------------       ---------       ---------       ---------
    Net increase (decrease) in contract owners'
      equity resulting from operations ..................        488,935         (16,734)         43,365         674,907
                                                          --------------       ---------       ---------       ---------
Equity transactions:
Purchase payments received from
  contract owners .......................................        742,777         685,592         233,314       1,117,315
Transfers between funds .................................      2,489,085       2,964,332         835,812       3,133,469
Surrenders ..............................................         (1,445)              -             (16)           (165)
Death benefits ..........................................              -               -               -               -
Policy loans (net of repayments) (note 5) ...............         (5,968)         (1,581)         (1,574)         (2,052)
Deductions for surrender charges (note 2d) ..............            (17)              -               -              (2)
Redemptions to pay cost of insurance
  charges and administration charges
  (notes 2b and 2c) .....................................       (140,842)       (103,400)        (34,849)       (173,162)
Deductions for asset charges (note 3) ...................         (4,630)         (3,733)         (1,337)         (5,764)
                                                          --------------       ---------       ---------       ---------
    Net equity transactions .............................      3,078,960       3,541,210       1,031,350       4,069,639
                                                          --------------       ---------       ---------       ---------

Net change in contract owners' equity ...................      3,567,895       3,524,476       1,074,715       4,744,546
Contract owners' equity beginning of period .............              -               -               -               -
                                                          --------------       ---------       ---------       ---------
Contract owners' equity end of period ................... $    3,567,895       3,524,476       1,074,715       4,744,546
                                                          ==============       =========       =========       =========

                                                           FidVIPGrOp        VKMSEmMkt         NSATBal       NSATCapAp
                                                           ----------        ---------         -------       ---------
Investment activity:
Reinvested dividends ....................................           -           18,594           9,854          14,834
Mortality and expense charges (note 3) ..................        (168)             (11)            (51)           (440)
                                                            ---------          -------         -------       ---------
  Net investment income .................................        (168)          18,583           9,803          14,394
                                                            ---------          -------         -------       ---------

Proceeds from mutual fund shares sold ...................     309,151          268,442         316,297         703,904
Cost of mutual fund shares sold .........................    (296,203)        (301,322)       (315,924)       (686,965)
                                                            ---------          -------         -------       ---------
  Realized gain (loss) on investments ...................      12,948          (32,880)            373          16,939
Change in unrealized gain (loss) on investments .........     262,800           (7,323)         22,806         469,266
                                                            ---------          -------         -------       ---------
  Net gain (loss) on investments ........................     275,748          (40,203)         23,179         486,205
                                                            ---------          -------         -------       ---------
Reinvested capital gains ................................           -                -           2,184         174,093
                                                            ---------          -------         -------       ---------
    Net increase (decrease) in contract owners'
      equity resulting from operations ..................     275,580          (21,620)         35,166         674,692
                                                            ---------          -------         -------       ---------
Equity transactions:
Purchase payments received from
  contract owners .......................................     584,874           41,423          87,905       1,531,297
Transfers between funds .................................   1,646,479          144,407         640,480       4,379,971
Surrenders ..............................................         (36)               -               -            (118)
Death benefits ..........................................           -                -               -               -
Policy loans (net of repayments) (note 5) ...............          29                -          (2,200)            731
Deductions for surrender charges (note 2d) ..............           -                -               -              (1)
Redemptions to pay cost of insurance
  charges and administration charges
  (notes 2b and 2c) .....................................     (84,140)          (6,534)        (28,998)       (265,208)
Deductions for asset charges (note 3) ...................      (3,172)            (166)           (914)         (7,790)
                                                            ---------          -------         -------       ---------
    Net equity transactions .............................   2,144,034          179,130         696,273       5,638,882
                                                            ---------          -------         -------       ---------

Net change in contract owners' equity ...................   2,419,614          157,510         731,439       6,313,574
Contract owners' equity beginning of period .............           -                -               -               -
                                                            ---------          -------         -------       ---------
Contract owners' equity end of period ...................   2,419,614          157,510         731,439       6,313,574
                                                            =========          =======         =======       =========


                                                                     (Continued)

                      NATIONWIDE VLI SEPARATE ACCOUNT - 4
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
     For the Period February 18, 1998 (commencement of operations) Through
                               December 31, 1998

                                                               NSATEqInc      NSATGlobEq       NSATGvtBd      NSATHIncBd
                                                               ---------      ----------       ---------      ----------
Investment activity:
Reinvested dividends ...................................  $          896           1,950          83,382          22,707
Mortality and expense charges (note 3) .................             (17)            (34)           (327)            (68)
                                                          --------------         -------       ---------         -------
  Net investment income ................................             879           1,916          83,055          22,639
                                                          --------------         -------       ---------         -------

Proceeds from mutual fund shares sold ..................          18,085          57,978       1,043,507         206,929
Cost of mutual fund shares sold ........................         (17,928)        (57,852)     (1,033,771)       (213,860)
                                                          --------------         -------       ---------         -------
  Realized gain (loss) on investments ..................             157             126           9,736          (6,931)
Change in unrealized gain (loss) on investments ........          15,021          38,188         (84,436)          7,941
                                                          --------------         -------       ---------         -------
  Net gain (loss) on investments .......................          15,178          38,314         (74,700)          1,010
                                                          --------------         -------       ---------         -------
Reinvested capital gains ...............................           2,636           3,213          22,403               -
                                                          --------------         -------       ---------         -------
    Net increase (decrease) in contract owners'
      equity resulting from operations .................          18,693          43,443          30,758          23,649
                                                          --------------         -------       ---------         -------
Equity transactions:
  Purchase payments received from
    contract owners ....................................          28,736          96,340         480,508         116,422
  Transfers between funds ..............................         202,838         374,760       4,241,272         850,224
  Surrenders ...........................................               -             (20)            (58)              -
  Death benefits .......................................               -               -               -               -
  Policy loans (net of repayments) (note 5) ............               -            (199)           (822)              -
  Deductions for surrender charges (note 2d) ...........               -               -              (1)              -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ..................................          (5,984)        (19,705)        (51,451)        (18,455)
  Deductions for asset charges (note 3) ................            (269)           (621)         (2,298)           (823)
                                                          --------------         -------       ---------         -------
    Net equity transactions ............................         225,321         450,555       4,667,150         947,368
                                                          --------------         -------       ---------         -------

Net change in contract owners' equity ..................         244,014         493,998       4,697,908         971,017
Contract owners' equity beginning of period ............               -               -               -               -
                                                          --------------         -------       ---------         -------
Contract owners' equity end of period ..................  $      244,014         493,998       4,697,908         971,017
                                                          ==============         =======       =========         =======

                                                            NSATMyMkt       NSATMSecBd      NSATMidCap      NSATSmCapV
                                                            ---------       ----------      ----------      ----------
Investment activity:
Reinvested dividends ...................................      506,347           20,456             782               -
Mortality and expense charges (note 3) .................       (1,751)             (64)            (21)            (72)
                                                           ----------          -------         -------       ---------
  Net investment income ................................      504,596           20,392             761             (72)
                                                           ----------          -------         -------       ---------

Proceeds from mutual fund shares sold ..................   44,230,768          678,560          48,915         119,432
Cost of mutual fund shares sold ........................  (44,230,768)        (682,489)        (51,817)       (127,976)
                                                           ----------          -------         -------       ---------
  Realized gain (loss) on investments ..................            -           (3,929)         (2,902)         (8,544)
Change in unrealized gain (loss) on investments ........            -              781          29,815         118,603
                                                           ----------          -------         -------       ---------
  Net gain (loss) on investments .......................            -           (3,148)         26,913         110,059
                                                           ----------          -------         -------       ---------
Reinvested capital gains ...............................            -              691               -               -
                                                           ----------          -------         -------       ---------
    Net increase (decrease) in contract owners'
      equity resulting from operations .................      504,596           17,935          27,674         109,987
                                                           ----------          -------         -------       ---------
Equity transactions:
Purchase payments received from
  contract owners ......................................   88,272,542          238,773          38,598         186,610
Transfers between funds ................................  (60,507,727)         687,922         239,349         774,453
Surrenders .............................................     (201,196)               -               -               -
Death benefits .........................................            -                -               -               -
Policy loans (net of repayments) (note 5) ..............   (1,000,116)            (427)              -          (2,782)
Deductions for surrender charges (note 2d) .............       (2,354)               -               -               -
Redemptions to pay cost of insurance
  charges and administration charges
  (notes 2b and 2c) ....................................   (1,866,745)         (20,588)         (6,590)        (34,791)
Deductions for asset charges (note 3) ..................      (63,919)          (1,082)           (314)         (1,140)
                                                           ----------          -------         -------       ---------
    Net equity transactions ............................   24,630,485          904,598         271,043         922,350
                                                           ----------          -------         -------       ---------

Net change in contract owners' equity ..................   25,135,081          922,533         298,717       1,032,337
Contract owners' equity beginning of period ............            -                -               -               -
                                                           ----------          -------         -------       ---------
Contract owners' equity end of period ..................   25,135,081          922,533         298,717       1,032,337
                                                           ==========          =======         =======       =========

                       NATIONWIDE VLI SEPARATE ACCOUNT - 4
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
         For the Period February 18, 1998 (commencement of operations)
                           Through December 31, 1998

                                                                NSATSmCo      NSATStrGro      NSATStrVal       NSATTotRe
                                                                --------      ----------      ----------       ---------
Investment activity:
Reinvested dividends ..................................   $            -               -           1,052          27,487
Mortality and expense charges (note 3)                              (112)            (30)            (24)           (578)
                                                          --------------         -------         -------       ---------
  Net investment income ...............................             (112)            (30)          1,028          26,909
                                                          --------------         -------         -------       ---------

Proceeds from mutual fund shares sold .................          303,745         150,535          81,326       1,201,208
Cost of mutual fund shares sold .......................         (310,124)       (150,564)        (89,165)     (1,222,228)
                                                          --------------         -------         -------       ---------
  Realized gain (loss) on investments .................           (6,379)            (29)         (7,839)        (21,020)
Change in unrealized gain (loss) on investments .......          132,974          48,847          43,881         283,836
                                                          --------------         -------         -------       ---------
  Net gain (loss) on investments ......................          126,595          48,818          36,042         262,816
                                                          --------------         -------         -------       ---------
Reinvested capital gains ..............................                -               -               -         321,440
                                                          --------------         -------         -------       ---------
    Net increase (decrease) in contract owners'
      equity resulting from operations ................          126,483          48,788          37,070         611,165
                                                          --------------         -------         -------       ---------
Equity transactions:
Purchase payments received from
  contract owners .....................................          360,233         106,807          26,097       2,620,309
Transfers between funds ...............................        1,192,844         294,315         290,790       5,463,668
Surrenders ............................................              (43)              -               -             (81)
Death benefits ........................................                -               -               -               -
Policy loans (net of repayments) (note 5) .............           (2,442)           (514)            368          (4,594)
Deductions for surrender charges (note 2d) ............               (1)              -               -              (1)
Redemptions to pay cost of insurance
  charges and administration charges
  (notes 2b and 2c) ...................................          (64,333)        (20,594)         (7,966)       (385,652)
Deductions for asset charges (note 3) .................           (2,292)           (715)           (385)        (10,992)
                                                          --------------         -------         -------       ---------
    Net equity transactions ...........................        1,483,966         379,299         308,904       7,682,657
                                                          --------------         -------         -------       ---------

Net change in contract owners' equity .................        1,610,449         428,087         345,974       8,293,822
Contract owners' equity beginning of period ...........                -               -               -               -
                                                          --------------         -------         -------       ---------
Contract owners' equity end of period .................   $    1,610,449         428,087         345,974       8,293,822
                                                          ==============         =======         =======       =========

                                                         NBAMTGuard        NBAMTMCGr       NBAMTPart       OppAggGro
                                                         ----------        ---------       ---------       ---------
Investment activity:
Reinvested dividends ..................................           -                -             114              26
Mortality and expense charges (note 3) ................         (83)             (52)           (290)            (80)
                                                          ---------          -------       ---------       ---------
  Net investment income ...............................         (83)             (52)           (176)            (54)
                                                          ---------          -------       ---------       ---------

Proceeds from mutual fund shares sold .................     117,578          140,913         862,257         120,154
Cost of mutual fund shares sold .......................    (123,077)        (137,009)       (875,740)       (118,908)
                                                          ---------          -------       ---------       ---------
  Realized gain (loss) on investments .................      (5,499)           3,904         (13,483)          1,246
Change in unrealized gain (loss) on investments .......      82,886          176,285         255,133         155,404
                                                          ---------          -------       ---------       ---------
  Net gain (loss) on investments ......................      77,387          180,189         241,650         156,650
                                                          ---------          -------       ---------       ---------
Reinvested capital gains ..............................           -                -           3,599             270
                                                          ---------          -------       ---------       ---------
    Net increase (decrease) in contract owners'
      equity resulting from operations ................      77,304          180,137         245,073         156,866
                                                          ---------          -------       ---------       ---------
Equity transactions:
Purchase payments received from
  contract owners .....................................     246,176           57,715         831,946         298,181
Transfers between funds ...............................     891,240          560,630       3,231,525         753,401
Surrenders ............................................          (2)             (20)            (16)           (318)
Death benefits ........................................           -                -               -               -
Policy loans (net of repayments) (note 5) .............        (318)            (140)           (174)         (2,146)
Deductions for surrender charges (note 2d) ............           -                -               -              (4)
Redemptions to pay cost of insurance
  charges and administration charges
  (notes 2b and 2c) ...................................     (17,719)         (55,646)       (144,625)        (60,958)
Deductions for asset charges (note 3) .................        (807)          (1,530)         (5,414)         (1,492)
                                                          ---------          -------       ---------       ---------
    Net equity transactions ...........................   1,118,570          561,009       3,913,242         986,664
                                                          ---------          -------       ---------       ---------

Net change in contract owners' equity .................   1,195,874          741,146       4,158,315       1,143,530
Contract owners' equity beginning of period ...........           -                -               -               -
                                                          ---------          -------       ---------       ---------
Contract owners' equity end of period .................   1,195,874          741,146       4,158,315       1,143,530
                                                          =========          =======       =========       =========


                                                                     (Continued)

                      NATIONWIDE VLI SEPARATE ACCOUNT - 4
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
     For the Period February 18, 1998 (commencement of operations) Through
                               December 31, 1998

                                                                  OppGro        OppGrInc      VEWrldEMkt       VEWrldHAs
                                                                  ------        --------      ----------       ---------
Investment activity:
Reinvested dividends .................................... $            8              29               -               -
Mortality and expense charges (note 3) ..................           (142)           (113)            (20)            (11)
                                                          --------------       ---------         -------         -------
  Net investment income .................................           (134)            (84)            (20)            (11)
                                                          --------------       ---------         -------         -------

Proceeds from mutual fund shares sold ...................        412,555         698,919          70,482          46,572
Cost of mutual fund shares sold .........................       (391,820)       (718,580)        (84,625)        (49,623)
                                                          --------------       ---------         -------         -------
  Realized gain (loss) on investments ...................         20,735         (19,661)        (14,143)         (3,051)
Change in unrealized gain (loss) on investments .........        255,097          80,325          18,347          (2,102)
                                                          --------------       ---------         -------         -------
  Net gain (loss) on investments ........................        275,832          60,664           4,204          (5,153)
                                                          --------------       ---------         -------         -------
Reinvested capital gains ................................            101             645               -               -
                                                          --------------       ---------         -------         -------
    Net increase (decrease) in contract owners'
      equity resulting from operations ..................        275,799          61,225           4,184          (5,164)
                                                          --------------       ---------         -------         -------
Equity transactions:
Purchase payments received from
  contract owners .......................................        522,163         284,513          90,144          23,363
Transfers between funds .................................      1,352,464       1,343,627         207,921         144,721
Surrenders ..............................................           (369)           (418)              -               -
Death benefits ..........................................              -               -               -               -
Policy loans (net of repayments) (note 5) ...............        (10,091)        (16,228)            410             235
Deductions for surrender charges (note 2d) ..............             (4)             (5)              -               -
Redemptions to pay cost of insurance
  charges and administration charges
  (notes 2b and 2c) .....................................        (91,465)        (43,383)        (13,062)         (8,707)
Deductions for asset charges (note 3) ...................         (3,006)         (1,749)           (402)           (203)
                                                          --------------       ---------         -------         -------
    Net equity transactions .............................      1,769,692       1,566,357         285,011         159,409
                                                          --------------       ---------         -------         -------

Net change in contract owners' equity ...................      2,045,491       1,627,582         289,195         154,245
Contract owners' equity beginning of period .............              -               -               -               -
                                                          --------------       ---------         -------         -------
Contract owners' equity end of period ................... $    2,045,491       1,627,582         289,195         154,245
                                                          ==============       =========         =======         =======

                                                           VKMSRESec          WPGrInc         WPIntEq       WPPVenCap
                                                           ---------          -------         -------       ---------
Investment activity:
Reinvested dividends ....................................         34            4,521           2,873               -
Mortality and expense charges (note 3) ..................        (50)             (50)            (42)            (13)
                                                             -------          -------         -------         -------
  Net investment income .................................        (16)           4,471           2,831             (13)
                                                             -------          -------         -------         -------

Proceeds from mutual fund shares sold ...................    357,742          345,457         277,515          87,326
Cost of mutual fund shares sold .........................   (388,797)        (337,050)       (301,573)        (89,432)
                                                             -------          -------         -------         -------
  Realized gain (loss) on investments ...................    (31,055)           8,407         (24,058)         (2,106)
Change in unrealized gain (loss) on investments .........     27,306            5,870          30,323          29,961
                                                             -------          -------         -------         -------
  Net gain (loss) on investments ........................     (3,749)          14,277           6,265          27,855
                                                             -------          -------         -------         -------
Reinvested capital gains ................................        339                -               -               -
                                                             -------          -------         -------         -------
    Net increase (decrease) in contract owners'
      equity resulting from operations ..................     (3,426)          18,748           9,096          27,842
                                                             -------          -------         -------         -------
Equity transactions:
Purchase payments received from
  contract owners .......................................    233,023           76,711         114,374          48,012
Transfers between funds .................................    517,845          655,643         495,343         118,060
Surrenders ..............................................          -                -               -            (163)
Death benefits ..........................................          -                -               -               -
Policy loans (net of repayments) (note 5) ...............       (834)         (17,477)           (891)            404
Deductions for surrender charges (note 2d) ..............          -                -               -              (2)
Redemptions to pay cost of insurance
  charges and administration charges
  (notes 2b and 2c) .....................................    (28,277)         (13,090)        (19,101)         (7,797)
Deductions for asset charges (note 3) ...................     (1,214)            (607)           (798)           (258)
                                                             -------          -------         -------         -------
    Net equity transactions .............................    720,543          701,180         588,927         158,256
                                                             -------          -------         -------         -------

Net change in contract owners' equity ...................    717,117          719,928         598,023         186,098
Contract owners' equity beginning of period .............          -                -               -               -
                                                             -------          -------         -------         -------
Contract owners' equity end of period                        717,117          719,928         598,023         186,098
 ........................................................    =======          =======         =======         =======


See accompanying notes to financial statements.

                        NATIONWIDE VLI SEPARATE ACCOUNT-4

                          NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31, 1998


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide VLI Separate Account-4 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on December 3, 1997. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers Flexible Premium Variable Life Insurance Policies through the Account.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges, and note 3 for asset charges.

         Contract owners may invest in the following:

              Portfolios of the American Century Variable Portfolios, Inc.
                (American Century VP);
                American Century VP - American Century VP Income & Growth (ACVPIncGr)
                American Century VP - American Century VP International
                (ACVPInt)
                American Century VP - American Century VP Value (ACVPValue)

              The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

              Dreyfus Stock Index Fund (DryStkIx)

              Portfolio of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)

              Portfolios of the Fidelity Variable Insurance Products Fund
                (Fidelity VIP);
                Fidelity VIP - Equity-Income Portfolio - Service Class
                (FidVIPEI)
                Fidelity VIP - Growth Portfolio - Service Class (FidVIPGr) Fidelity VIP - High Income Portfolio - Service Class (FidVIPHI) Fidelity VIP - Overseas Portfolio - Service Class (FidVIPOv)

              Portfolio of the Fidelity Variable Insurance Products Fund II
                (Fidelity VIP-II);
                Fidelity VIP-II - Contrafund Portfolio - Service Class
                (FidVIPCon)

              Portfolio of the Fidelity Variable Insurance Products Fund III
                (Fidelity VIP-III);
                Fidelity VIP-III - Growth Opportunities Portfolio - Service Class (FidVIPGrOp)

              Portfolio of the Morgan Stanley Universal Funds, Inc.
                (Morgan Stanley);
                Morgan Stanley - Emerging Markets Debt Portfolio (VKMSEmMkt)

              Funds of the Nationwide Separate Account Trust (Nationwide SAT)
               (managed for a fee by an affiliated investment advisor);
                Nationwide SAT - Balanced Fund (NSATBal)
                Nationwide SAT - Capital Appreciation Fund (NSATCapAp) Nationwide SAT - Equity Income Fund (NSATEqInc)
                Nationwide SAT - Global Equity Fund (NSATGlobEq)
                Nationwide SAT - Government Bond Fund (NSATGvtBd)
                Nationwide SAT - High Income Bond Fund (NSATHIncBd) Nationwide SAT - Money Market Fund (NSATMyMkt)
                Nationwide SAT - Multi Sector Bond Fund (NSATMSecBd) Nationwide SAT - Select Advisers Mid Cap Fund (NSATMidCap)

                Nationwide SAT - Small Cap Value Fund (NSATSmCapV) Nationwide SAT - Small Company Fund (NSATSmCo) Nationwide SAT - Strategic Growth Fund (NSATStrGro) Nationwide SAT - Strategic Value Fund (NSATStrVal) Nationwide SAT - Total Return Fund (NSATTotRe)

              Portfolios of the Neuberger & Berman Advisers Management Trust
                (Neuberger &Berman AMT);
                Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger & Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr) Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)

              Funds of the Oppenheimer Variable Account Funds (Oppenheimer VAF);
                Oppenheimer VAF - Aggressive Growth Fund (OppAggGro)
                Oppenheimer VAF - Growth Fund (OppGro)
                Oppenheimer VAF - Growth & Income Fund (OppGrInc)

              Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

              Portfolio of the Van Kampen American Capital Life Investment
                Trust (Van Kampen American Capital LIT);
                Van Kampen American Capital LIT - Morgan Stanley Real Estate
                 Securities Portfolio (VKMSRESec)

              Portfolios of the Warburg Pincus Trust;
                Warburg Pincus Trust - Growth & Income Portfolio (WPGrInc) Warburg Pincus Trust - International Equity Portfolio (WPIntEq) Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap)

         At December 31, 1998, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1998. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.


         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  POLICY CHARGES

     (a) Deductions from Premium

         On flexible premium life insurance contracts, the Company deducts a charge for state premium taxes not to exceed 2.5% of all premiums received to cover the payment of these premium taxes. Additionally, the Company deducts a front-end sales load of up to 3.5% from each premium payment received. The Company may at its sole discretion reduce this sales loading.

     (b) Cost of Insurance

         A cost of insurance charge is assessed monthly against each contract. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

     (c) Administrative Charges

         For flexible premium contracts, the Company currently deducts a monthly administrative charge of $10 during the first policy year and $5 per month thereafter (may deduct up to $7.50, maximum) to recover policy maintenance, accounting, record keeping and other administrative expenses.

         The above charges are assessed against each contract by liquidating units.

     (d) Surrender Charges

         Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class. For flexible premium contracts, the charge is 100% of the initial surrender charge in the first year, declining to 30% of the initial surrender charge in the eighth year.

         No surrender charge is assessed on any contract surrendered after the eighth year.

         The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred. No charges were deducted from the initial funding, or from earnings thereon.

(3)  ASSET CHARGES

     For America's FUTURE Life Series, the Company deducts a charge equal to an annual effective rate multiplied by the Cash Value attributable to the Variable Account. The annual effective rate is 0.60% for the first $25,000 of Cash Value attributable to the Variable Account, 0.30% for the next $225,000 of Cash Value attributable to the Variable Account and 0.10% for all Cash Value attributable to the Variable Account in excess of $250,000. This charge is assessed monthly against each contract by liquidating units.

     For Corporate Variable Universal Life Series, the Company deducts on a daily basis from the assets of the Variable Account, a charge to provide for mortality and expense risks. This charge is guaranteed not to exceed an annual effective rate of 0.75% of the daily net assets of the Variable Account. On a current basis this rate will be 0.40% during the first through fourth Policy Years, 0.25% during the fifth through twentieth Policy Years, and 0.10% thereafter. This charge is assessed through the daily unit value calculation.

(4)  DEATH BENEFITS

     Death benefits result in a redemption of the contract value from the Account and payment of the death benefit proceeds, less any outstanding policy loans and policy charges, to the legal beneficiary. The excess of the death benefit proceeds over the contract value on the date of death is paid by the Company's general account. There were no death benefits paid in the current year.

(5)  POLICY LOANS (NET OF REPAYMENTS)

     Contract provisions allow contract owners to borrow 90% of a policy's cash surrender value. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company's general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(6)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(7)  COMPONENTS OF CONTRACT OWNERS' EQUITY

     The following is a summary of contract owners' equity at December 31, 1998.

                                                                                                                         PERIOD
   Contract owners' equity represented by:                           UNITS              UNIT VALUE                       RETURN*
                                                                   ---------           -----------                       -------
      The BEST of AMERICA(R)
      America's FUTURE Life Series(SM):
         American Century VP - American
            Century VP Income & Growth                              97,382             $ 12.686493       $ 1,235,436       27%
         American Century VP - American
            Century VP International                               206,063               11.875895         2,447,183       19%
         American Century VP - American
            Century VP Value                                        59,424               10.481205           622,835        5%
         The Dreyfus Socially Responsible
            Growth Fund, Inc.                                      105,696               12.938078         1,367,503       29%
         Dreyfus Stock Index Fund                                1,025,141               12.821142        13,143,478       28%
         Dreyfus VIF -
            Capital Appreciation Portfolio                         110,355               13.021619         1,437,001       30%
         Fidelity VIP - Equity-Income Portfolio -
            Service Class                                          511,915               11.154137         5,709,970       12%
         Fidelity VIP - Growth Portfolio -
            Service Class                                          255,829               13.937692         3,565,666       39%
         Fidelity VIP - High Income Portfolio -
            Service Class                                          368,689                9.557602         3,523,783       (4)%
         Fidelity VIP - Overseas Portfolio -
            Service Class                                           92,817               11.263759         1,045,468       13%
         Fidelity VIP-II - Contrafund Portfolio -
            Service Class                                          362,774               12.993755         4,713,796       30%
         Fidelity VIP-III - Growth Opportunities
            Portfolio - Service Class                              193,229               12.450522         2,405,802       25%
         Morgan Stanley -
            Emerging Markets Debt Portfolio                         21,992                7.162164           157,510      (28)%
         Nationwide SAT - Balanced Fund                             67,360               10.806799           727,946        8%
         Nationwide SAT -
            Capital Appreciation Fund                              485,064               12.996420         6,304,095       30%
         Nationwide SAT - Equity Income Fund                        21,000               11.513398           241,781       15%
         Nationwide SAT - Global Equity Fund                        41,464               11.913908           493,998       19%
         Nationwide SAT - Government Bond Fund                     166,631               10.890820         1,814,748        9%
         Nationwide SAT - High Income Bond Fund                     79,031               10.579676           836,122        6%
         Nationwide SAT - Money Market Fund                      2,000,515               10.527225        21,059,872        5%
         Nationwide SAT - Multi Sector Bond Fund                    74,773               10.260092           767,178        3%
         Nationwide SAT - Select Advisers Mid Cap Fund              26,958               11.080816           298,717       11%
         Nationwide SAT - Small Cap Value Fund                     106,497                9.693575         1,032,337       (3)%
         Nationwide SAT - Small Company Fund                       159,205               10.100944         1,608,121        1%
         Nationwide SAT - Strategic Growth Fund                     36,919               11.459357           423,068       15%


                                                                     (Continued)

         Nationwide SAT - Strategic Value Fund                      34,463               10.038994           345,974        0%
         Nationwide SAT - Total Return Fund                        702,365               11.807411         8,293,112       18%
         Neuberger & Berman AMT -
            Guardian Portfolio                                      55,695               13.166703           733,320       32%
         Neuberger & Berman AMT -
            Mid-Cap Growth Portfolio                                85,802               13.928381         1,195,083       39%
         Neuberger & Berman AMT -
            Partners Portfolio                                     375,069               10.420882         3,908,550        4%
         Oppenheimer VAF -
            Aggressive Growth Fund                                 100,709               11.236019         1,131,568       12%
         Oppenheimer VAF - Growth Fund                             164,300               12.399968         2,037,315       24%
         Oppenheimer VAF -
            Growth & Income Fund                                   139,668               10.470163         1,462,347        5%
         Van Eck WIT -
            Worldwide Emerging Markets Fund                         43,904                6.586990           289,195      (34)%
         Van Eck WIT -
            Worldwide Hard Assets Fund                              22,344                6.903203           154,245      (31)%
         Van Kampen American Capital LIT -
            Morgan Stanley Real Estate
            Securities Portfolio                                    81,141                8.837916           717,117      (12)%
         Warburg Pincus Trust -
            Growth & Income Portfolio                               49,891               11.212895           559,423       12%
         Warburg Pincus Trust -
            International Equity Portfolio                          56,767               10.534701           598,023        5%
         Warburg Pincus Trust -
            Post Venture Capital Portfolio                          16,634               10.651002           177,169        7%


      The BEST of AMERICA(R)
      Corporate Variable Universal Life Series(SM):
         American Century VP - American
            Century VP International                                 3,234                9.768200            31,590       (2)%
         American Century VP - American
            Century VP Value                                           440                9.374321             4,125       (6)%
         The Dreyfus Socially Responsible
            Growth Fund, Inc.                                          397               11.144998             4,425       11%
         Dreyfus Stock Index Fund                                  111,613               11.030001         1,231,092       10%
         Dreyfus VIF -
            Capital Appreciation Portfolio                          10,106               11.025485           111,424       10%
         Fidelity VIP - Equity-Income Portfolio -
            Service Class                                            5,995                9.906965            59,392       (1)%
         Fidelity VIP - Growth Portfolio -
            Service Class                                              185               12.048634             2,229       20%
         Fidelity VIP - High Income Portfolio -
            Service Class                                               77                9.003329               693      (10)%
         Fidelity VIP - Overseas Portfolio -
            Service Class                                            3,076                9.508092            29,247       (5)%

         Fidelity VIP-II - Contrafund Portfolio -
            Service Class                                            2,712               11.338370            30,750       13%
         Fidelity VIP-III - Growth Opportunities
            Portfolio - Service Class                                1,228               11.247664            13,812       12%
         Nationwide SAT - Balanced Fund                                349               10.009481             3,493        0%
         Nationwide SAT -
            Capital Appreciation Fund                                  847               11.191056             9,479       12%
         Nationwide SAT - Equity Income Fund                           211               10.581467             2,233        6%
         Nationwide SAT - Government Bond Fund                     270,361               10.664112         2,883,160        7%
         Nationwide SAT - High Income Bond Fund                     13,423               10.049520           134,895        0%
         Nationwide SAT - Money Market Fund                        394,891               10.319833         4,075,209        3%
         Nationwide SAT - Multi Sector Bond Fund                    15,549                9.991296           155,355        0%
         Nationwide SAT - Small Company Fund                           257                9.056852             2,328       (9)%
         Nationwide SAT - Strategic Growth Fund                        477               10.521882             5,019        5%
         Nationwide SAT - Total Return Fund                             70               10.144232               710        1%
         Neuberger & Berman AMT -
            Guardian Portfolio                                         838                9.338993             7,826       (7)%
         Neuberger & Berman AMT -
            Mid-Cap Growth Portfolio                                    70               11.296584               791       13%
         Neuberger & Berman AMT -
            Partners Portfolio                                      26,750                9.337008           249,765       (7)%
         Oppenheimer VAF -
            Aggressive Growth Fund                                   1,235                9.685930            11,962       (3)%
         Oppenheimer VAF - Growth Fund                                 767               10.659314             8,176        7%
         Oppenheimer VAF -
            Growth & Income Fund                                    18,485                8.938847           165,235      (11)%
         Warburg Pincus Trust -
            Growth & Income Portfolio                               16,145                9.941469           160,505       (1)%
         Warburg Pincus Trust -
            Post Venture Capital Portfolio                             985                9.065227             8,929       (9)%
                                                                   =======               =========     -------------
                                                                                                       $ 107,989,704
                                                                                                       =============


* This investment option was not being utilized for the entire period. Accordingly, the period return was computed for such period as the investment option was utilized and does not include contract charges satisfied by surrendering units.

                          Independent Auditors' Report


The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide VLI Separate Account-4:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VLI Separate Account-4 as of December 31, 1998, and the related statement of operations and changes in contract owners' equity for the period February 18, 1998 (commencement of operations) through December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

      We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide VLI Separate Account-4 as of December 31, 1998, and the results of its operations and its changes in contract owners' equity for the period February 18, 1998 (commencement of operations) through December 31, 1998, in conformity with generally accepted accounting principles.

                                                                        KPMG LLP

Columbus, Ohio
February 5, 1999

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NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220


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